Offerings	Aug. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value
Amount Registered | shares	4,921,480
Proposed Maximum Offering Price per Unit	18.215
Maximum Aggregate Offering Price	$ 89,644,758.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,379.95
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also registers an indeterminate number of additional shares that may be issued pursuant to the above-named plans as the result of any future stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock. (2) Represents 4,921,480 shares of common stock available for future issuance under the Erasca, Inc. 2026 Employment Inducement Incentive Award Plan. (3) This estimate is made pursuant to Rule 457(c) and 457(h) of the Securities Act solely for purposes of calculating the registration fee. The maximum offering price per share and the maximum aggregate offering price are based upon the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Global Select Market on August 10, 2026, which date is within five business days prior to filing this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value
Amount Registered | shares	1,278,520
Proposed Maximum Offering Price per Unit	18.12
Maximum Aggregate Offering Price	$ 23,166,782.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,199.34
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also registers an indeterminate number of additional shares that may be issued pursuant to the above-named plans as the result of any future stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock. (4) Represents 1,278,520 shares of common stock issuable upon the exercise of outstanding stock options granted under the Erasca, Inc. 2026 Employment Inducement Incentive Award Plan. To the extent these outstanding stock options expire, lapse or are terminated, such shares of common stock subject to such awards will again be available for future issuance under the Erasca, Inc. 2026 Employment Inducement Incentive Award Plan. (5) This estimate is made pursuant to Rule 457(c) and 457(h) of the Securities Act solely for purposes of calculating the registration fee. The maximum offering price per share and the maximum aggregate offering price are based upon the weighted average exercise price of these stock options outstanding under the Erasca, Inc. 2026 Employment Inducement Incentive Award Plan.